TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2022 £m	2021 £m	2020 £m
UK corporation tax:
Current tax on profit for the year	(1,152)	(1,472)	(480)
Adjustments in respect of prior years	31	94	355
	(1,121)	(1,378)	(125)
Foreign tax:
Current tax on profit for the year	(74)	(51)	(27)
Adjustments in respect of prior years	(9)	21	25
	(83)	(30)	(2)
Current tax expense	(1,204)	(1,408)	(127)

Deferred tax:
Current year	(390)	546	611
Adjustments in respect of prior years	221	(155)	(323)
Deferred tax (expense) credit	(169)	391	288
Tax (expense) credit	(1,373)	(1,017)	161

Schedule of Income Tax Charges
The tax (expense) credit is made up as follows:

	2022 £m	2021 £m	2020 £m
Tax (expense) credit attributable to policyholders	(40)	(163)	4
Shareholder tax (expense) credit	(1,333)	(854)	157
Tax (expense) credit	(1,373)	(1,017)	161

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax (expense) credit and accounting profit is set out below.

	2022 £m	2021 £m	2020 £m
Profit before tax	6,928	6,902	1,226
UK corporation tax thereon	(1,316)	(1,311)	(233)
Impact of surcharge on banking profits	(339)	(439)	(107)
Non-deductible costs: conduct charges	(5)	(185)	(24)
Non-deductible costs: bank levy	(28)	(22)	(38)
Other non-deductible costs	(72)	(83)	(74)
Non-taxable income	134	40	59
Tax relief on coupons on other equity instruments	83	81	86
Tax-exempt gains on disposals	67	140	81
Tax losses where no deferred tax recognised	11	(1)	(58)
Remeasurement of deferred tax due to rate changes	(53)	954	350
Differences in overseas tax rates	(63)	(19)	15
Policyholder tax	(65)	(63)	(46)
Policyholder deferred tax asset in respect of life assurance expenses	33	(69)	49
Adjustments in respect of prior years	243	(40)	104
Tax effect of share of results of joint ventures	(3)	–	(3)
Tax (expense) credit	(1,373)	(1,017)	161